Significant Accounting Policies (Details Narrative)	Jul. 31, 2021	Jul. 31, 2020
QZMG Resources Ltd.
Statement [Line Items]
Equity interest rate	100.00%	100.00%
Wavecrest Resources Inc.
Statement [Line Items]
Equity interest rate	100.00%	100.00%